Stockholders' Equity - Warrants Outstanding and Exercisable (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding (in shares)	379,062	386,751	1,790,000	1,790,000
Warrants Outstanding, Weighted Average Remaining Life (Years)	7 years 8 months 1 day	7 years 11 months 8 days	6 years 1 month 2 days	7 years 1 month 2 days
Weighted average exercise price (in dollars per share)	$ 4.35	$ 4.39	$ 0.19	$ 0.19
Warrants Exercisable, Number of Shares (in shares)	135,567	1,084,500
Warrants Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 1.11	$ 0.14
Warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding (in shares)	2,321,411	2,321,411	5,527,778	275,000
Warrants Outstanding, Weighted Average Remaining Life (Years)	4 years 7 days	4 years 3 months 21 days	4 years 7 months 13 days	2 months 23 days
Weighted average exercise price (in dollars per share)	$ 11.78	$ 11.78	$ 3.32	$ 1.01
Warrants Exercisable, Number of Shares (in shares)	2,321,411	18,571,256
Warrants Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 11.78	$ 1.47
Warrant | Exercise price $6.60
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 52.80	$ 6.60
Number of options outstanding (in shares)	52,084	416,667
Warrants Outstanding, Weighted Average Remaining Life (Years)	1 year 10 months 20 days	2 years 1 month 17 days
Weighted average exercise price (in dollars per share)	$ 52.80	$ 6.60
Warrants Exercisable, Number of Shares (in shares)	52,084	416,667
Warrants Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 52.80	$ 6.60
Warrant | Exercise price $2.25
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 20.16	$ 2.52
Number of options outstanding (in shares)	49,604	396,825
Warrants Outstanding, Weighted Average Remaining Life (Years)	1 year 8 months 12 days	1 year 11 months 8 days
Weighted average exercise price (in dollars per share)	$ 20.16	$ 2.52
Warrants Exercisable, Number of Shares (in shares)	49,604	396,825
Warrants Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 20.16	$ 2.52
Warrant | Exercise price $3.10
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 24.80	$ 3.10
Number of options outstanding (in shares)	535,716	4,285,715
Warrants Outstanding, Weighted Average Remaining Life (Years)	3 years 7 months 28 days	3 years 10 months 24 days
Weighted average exercise price (in dollars per share)	$ 24.80	$ 3.10
Warrants Exercisable, Number of Shares (in shares)	535,716	4,285,715
Warrants Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 24.80	$ 3.1
Warrant | Exercise price $3.08
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 24.64	$ 3.08
Number of options outstanding (in shares)	53,572	428,571
Warrants Outstanding, Weighted Average Remaining Life (Years)	3 years 7 months 24 days	3 years 10 months 24 days
Weighted average exercise price (in dollars per share)	$ 24.64	$ 3.08
Warrants Exercisable, Number of Shares (in shares)	53,572	428,571
Warrants Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 24.64	$ 3.08
Warrant | Exercise price $0.69
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 5.52	$ 0.69
Number of options outstanding (in shares)	1,630,435	13,043,478
Warrants Outstanding, Weighted Average Remaining Life (Years)	4 years 3 months 14 days	4 years 7 months 6 days
Weighted average exercise price (in dollars per share)	$ 5.52	$ 0.69
Warrants Exercisable, Number of Shares (in shares)	1,630,435	13,043,478
Warrants Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 5.52	$ 0.69